Background and Nature of Operations	9 Months Ended
Sep. 30, 2024
General information about financial statements [abstract]
Background and Nature of Operations
1.
BACKGROUND AND NATURE OF OPERATIONS

1397468 B.C. Ltd. was incorporated under the Business Corporations Act (British Columbia) on January 23, 2023 for the sole purpose of acquiring ownership of the North American business assets and investments of an entity then named Lithium Americas Corp. (“Old LAC”) and, which is now named Lithium Americas (Argentina) Corp. (“Lithium Argentina”), pursuant to a separation transaction (the “Separation”) as described in Note 2. The assets, liabilities and activities of Old LAC's North American business prior to the Separation are referred to as LAC North America. Upon consummation of the Separation on October 3, 2023, 1397468 B.C. Ltd. was re-named Lithium Americas Corp. (“New LAC” or the “Company”) and its common shares were listed on the Toronto Stock Exchange (“TSX”) and on the New York Stock Exchange (“NYSE”) under the symbol “LAC.”

The Separation was completed pursuant to a statutory plan of arrangement (the “Arrangement”). Under the terms of the Arrangement, Old LAC contributed to New LAC the assets of LAC North America, including Thacker Pass, investments in shares of certain companies, its receivable of $43.6 million plus accrued interest to October 3, 2023 and cash of $275.5 million (which included the remaining unspent proceeds of the Tranche 1 Investment and $75 million to establish sufficient working capital). Each shareholder of Old LAC was granted one common share in Lithium Argentina and one common share of New LAC in exchange for each Old LAC share, resulting in two independent publicly traded companies. The Separation was pro rata to the shareholders of Old LAC, so that the holders maintained the same proportionate interest in Old LAC (and, upon the Separation, Lithium Argentina) and New LAC both immediately before and after the Separation.

These condensed consolidated interim financial statements present the financial position, results of operations, changes in shareholders' equity and cash flows of the Company as if it had operated on a stand-alone basis. Namely, the comparative results of LAC North America as at and for the period ended September 30, 2023, were prepared on a carve-out basis. The operating results for the current period ended September 30, 2024 represent actual financial results for the period. The financial position of the Company as at December 31, 2023 was derived from the assets and liabilities assumed as part of the Separation on a continuity of interests basis and reflects the actual activities of the Company from October 3, 2023 to December 31, 2023.

The Company is focused on advancing the Thacker Pass project (“Thacker Pass”), a sedimentary-based lithium project located in the McDermitt Caldera in Humboldt County in north-western Nevada, USA. Thacker Pass is 100%-owned by Lithium Nevada Corp., which is wholly owned by 1339840 B.C. Ltd., a wholly-owned subsidiary of the Company. The head office and principal address of the Company is Suite 3260, 666 Burrard Street, Vancouver, British Columbia, Canada, V6C 2X8.

On January 30, 2023, LAC North America entered into a purchase agreement with General Motors Holdings LLC (“GM”) pursuant to which GM agreed to make a $650 million investment (the “Transaction”), the proceeds of which are to be used for the construction and development of Thacker Pass. The Transaction is comprised of two tranches, with the $320.1 million first tranche investment (the “Tranche 1 Investment”) and a second tranche investment of up to $329.9 million (the “Tranche 2 Investment”). The Tranche 1 Investment was completed on February 16, 2023 resulting in GM owning 15,002 common shares of Old LAC which became an equivalent number of shares of the Company post - Separation.

1.
BACKGROUND AND NATURE OF OPERATIONS (continued)

As the Separation was completed before the closing of the Tranche 2 Investment, the Tranche 2 agreement between GM and Old LAC was terminated on October 3, 2023 and replaced by a corresponding subscription agreement between GM and New LAC (the “Tranche 2 Investment Agreement”) (see Note 10) such that the Tranche 2 Investment proceeds would be received by the Company. On October 15, 2024, the Company and GM entered into a new investment agreement (“GM Investment Agreement”) to establish a joint venture (“JV”) for the purpose of funding, developing, constructing and operating Thacker Pass (“JV Transaction”). The JV Transaction will deliver $625 million of cash and letters of credit from GM to Thacker Pass. Under the terms of the GM Investment Agreement, GM will acquire a 38% asset-level ownership stake in Thacker Pass. The Company and GM terminated the Tranche 2 Investment Agreement concurrently with the execution of the GM Investment Agreement.

As part of the Separation, an investors rights agreement and an agreement to supply GM with lithium carbonate production from Thacker Pass Phase 1 and a right of first offer ("ROFO") on Phase 2 production (the “Offtake Agreement”) were assigned by Old LAC to the Company. GM has agreed to extend its existing Offtake Agreement for up to 100% of production volumes from Phase 1 of Thacker Pass to 20 years to support the expected maturity of the DOE Loan. Upon closing of the JV Transaction, GM will also enter into an additional 20 year offtake agreement for up to 38% of Thacker Pass Phase 2 production and will retain its existing ROFO on the remaining Phase 2 production volumes.

On March 12, 2024, the Company received a conditional commitment (“Conditional Commitment”) from the U.S. Department of Energy (“DOE”) for a $2.26 billion loan under the Advanced Technology Vehicles Manufacturing (“ATVM”) Loan Program (the “DOE Loan”), for financing the construction of the processing facilities at Thacker Pass. On October 28, 2024, the Company and the DOE closed the $2.26 billion DOE Loan. The Company is required to meet certain conditions precedent in advance of first draw under the DOE Loan.

On August 5, 2024, the Company received approval for a $11.8 million grant from the U.S. Department of Defense to support an upgrade of local power infrastructure and to help build a transloading facility.

To date, the Company has not generated significant revenues from operations and has relied on equity financing to fund operations. The underlying values of exploration and evaluation assets, property, plant and equipment and the investment in Thacker Pass are dependent on the existence of economically recoverable reserves, securing and maintaining title and beneficial interest in the properties, and the ability of the Company to obtain the necessary financing to complete development, and to attain future profitable operations.